Related party transactions - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Intangible assets	¥ 2,049	¥ 2,032	¥ 2,368